October 2, 2012

VIA EDGAR

The United States Securities

   and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Ameristock Mutual Fund, Inc.
File Nos. 033-98276; 811-09090

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Ameristock Mutual Fund, Inc., we certify that the form of prospectus and the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 23 to the Registration Statement for Ameristock Mutual Fund, Inc., which was filed electronically via EDGAR on September 28, 2012, and became effective on September 28, 2012.

Please contact the undersigned at 804.894.8075 should you have any questions regarding this filing.

Sincerely,

/s/Heather C. Harker

Heather C. Harker

Chief Legal Officer

________________________________________________________________________

1320 Harbor Bay Parkway #145, Alameda, CA 94502

Phone: 800-394-5064 ● Direct: 510-522-3336 ● Fax: 510-522-3334

ameristock.com